Contingent consideration payable - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Contingent And Deferred Consideration Payable [Line Items]
Contingent Consideration Paid	$ 8,949	$ 9,210